Trade Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2017
Trade and other current payables [abstract]
Trade Payables and Accrued Expenses	Note 13 - Trade Payables and Accrued Expenses Composition
	December 31,
	2016	2017
	NIS millions	NIS millions
Trade payables	203	256
Accrued expenses	472	396
	675	652